NOTE 6 - INCOME TAXES - Provision for Income Taxes (Details) (USD $)	2 Months Ended
Mar. 31, 2013
Current Tax Provision, Federal Taxable income
Total current tax provision	$ 1
Deferred Tax Provision
Federal- Loss carry forwards	0
Change in valuation allowance	0
Total deferred tax provision	$ 0